Loans - Loans Outstanding by Domicile and Industry of Borrower (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Commercial and Industrial Sector [Member] | Geographic Distribution, Foreign [Member]
Direct Financing Lease, Lease Receivable	¥ 221,908	¥ 173,312